Income Taxes - Summary of Reconciliation of Effective Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Income taxes at Panamanian statutory rates	25.00%	25.00%	25.00%
Stations - Taxable/Panama	(13.20%)	(13.70%)	(19.30%)
Stations - Taxable/Non Panama	(1.50%)	2.40%	9.00%
Stations - Non Taxable/Non panama	(5.30%)	(4.90%)	3.30%
Dividend tax	(1.20%)	7.20%	10.30%
(Over) under provided in prior periods	0.00%	(0.20%)	(0.20%)
Provision for income taxes	3.80%	15.80%	28.10%
Net income	$ (607,062)	$ 247,002	$ 88,198
Total income tax expense	(23,717)	46,437	34,530
Profit excluding income tax	(630,779)	293,439	122,728
Income taxes at Panamanian statutory rates	(157,695)	73,360	30,682
Stations - Taxable/Panama	83,071	(40,205)	(23,745)
Stations - Taxable/Non Panama	9,850	7,043	11,052
Stations - Non Taxable/Non panama	33,728	(14,444)	4,106
Dividend tax	7,491	21,376	12,696
(Over) under provided in prior periods	(162)	(693)	(261)
Total income tax expense	$ (23,717)	$ 46,437	$ 34,530